MATERIAL EVENTS DURING THE REPORTING PERIOD (Details) SFr / shares in Units, $ / shares in Units, $ in Thousands, SFr in Millions	1 Months Ended		2 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares ₪ / shares shares	Feb. 28, 2023 USD ($) Options shares	Feb. 28, 2023 CHF (SFr) Options shares	Jun. 30, 2023 USD ($) Options Y $ / shares	Jun. 30, 2023 SFr / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 ₪ / shares
MATERIAL EVENTS DURING THE REPORTING PERIOD
Proceeds from exercises share options | $					$ 20,298		$ 239	$ 1,961
Total Issue costs | $					$ 512
Issued capital | Underwriters
MATERIAL EVENTS DURING THE REPORTING PERIOD
Exercise price | (per share)	$ 9.83	₪ 35.64
Exercisable period (in years)	2 years	2 years
Number of ordinary share in unit | shares	1	1
Number of options in an Unit | shares	0.5	0.5
Number of ordinary shares to acquire each option | shares	1	1
Exercise price of option included in the unit | (per share)	$ 12.01	₪ 12.01							₪ 43.56
2021 Executive and Key Employee Israeli Share Incentive Plan
MATERIAL EVENTS DURING THE REPORTING PERIOD
Number of options granted | Options					423,500
Vesting period					3 years
Percentage of vesting after one year					25.00%
Percentage of vesting in each quarter thereafter					9.375%
Expected dividend (In percentage)					0.00%
2021 Executive and Key Employee Israeli Share Incentive Plan | Minimum
MATERIAL EVENTS DURING THE REPORTING PERIOD
Weighted average fair value of options granted | (per share)					$ 3.76	SFr 3.37
Share price | SFr / shares						9.70
Exercise price | SFr / shares						9.36
Expected volatility					43.87%
Risk free interest rate					0.89%
Expected average life of options | Y					3.43
2021 Executive and Key Employee Israeli Share Incentive Plan | Maximum
MATERIAL EVENTS DURING THE REPORTING PERIOD
Weighted average fair value of options granted | (per share)					$ 5.05	4.66
Share price | SFr / shares						14.80
Exercise price | SFr / shares						SFr 15.56
Expected volatility					46.57%
Risk free interest rate					1.50%
Expected average life of options | Y					3.49
Exercise of options
MATERIAL EVENTS DURING THE REPORTING PERIOD
Proceeds from exercises share options			$ 20,300	SFr 18.7
Number of options exercised | Options			1,703,908	1,703,908
Number of options forfeited | Options			29,967	29,967
Amount paid to underwriters			$ 1,100	SFr 1.1
Share options granted to underwriter | shares			58,498	58,498